Short-Term Investments - Schedule of Short-Term Investments (Details) (Parenthetical) - Jupiter Wellness, Inc. [Member] - Stock Exchange Agreement [Member] - $ / shares	Nov. 30, 2020	Mar. 31, 2021
Share issued ecercise price		$ 5.20
Restricted Stock [Member]
Stock issued during the period restricted stock	200,000